UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Geller Family Office Services, LLC
Address: 909 Third Avenue
         16th Floor
         New York, NY  10022

13F File Number:  28-11848

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jon R. Persson
Title:     Chief Compliance Officer
Phone:     212-583-6248

Signature, Place, and Date of Signing:

     /s/ Jon R. Persson     New York, NY/USA     November 10, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $135,518 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BERKSHIRE HATHAWAY INC DEL     CL A             084670108      996        8 SH       SOLE                        0        0        8
BLACKROCK KELSO CAPITAL CORP   COM              092533108     1145    99554 SH       SOLE                        0        0    99554
CALIFORNIA PIZZA KITCHEN INC   COM              13054d109     7739    45363 SH       SOLE                        0        0    45363
CANTEL MEDICAL CORP            COM              138098108      581    35854 SH       SOLE                        0        0    35854
CAS MED SYS INC                COM PAR $0.004   124769209       29    12000 SH       SOLE                        0        0    12000
CENTRAL FD CDA LTD             CL A             153501101      548    33000 SH       SOLE                        0        0    33000
IESI BFC LTD                   COM              44951d108      259    11324 SH       SOLE                        0        0    11324
ISHARES TR                     RUSSELL 2000     464287655     9249   137015 SH       SOLE                        0        0   137015
ISHARES TR                     S&P 100 IDX FD   464287101     7604   147652 SH       SOLE                        0        0   147652
ISHARES TR                     RUSSELL 1000     464287622    14341   227102 SH       SOLE                        0        0   227102
ISHARES TR                     MSCI KLD400 SOC  464288570      241     5615 SH       SOLE                        0        0     5615
ISHARES TR                     MSCI ESG SEL SOC 464288802      485     9778 SH       SOLE                        0        0     9778
ISHARES TR                     MSCI EAFE IDX    464287465      284     5173 SH       SOLE                        0        0     5173
SPDR GOLD TRUST                GOLD SHS         78463v107      213     1663 SH       SOLE                        0        0     1663
SPDR INDEX SHS FDS             MSCI ACWI EXUS   78463x848     1791    56618 SH       SOLE                        0        0    56618
SPDR S&P 500 ETF TR            TR UNIT          78462F103    54884   480893 SH       SOLE                        0        0   480893
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     3216    61760 SH       SOLE                        0        0    61760
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    26775   589747 SH       SOLE                        0        0   589747
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     5138   113022 SH       SOLE                        0        0   113022